FINANCIAL INSTRUMENTS - Concentration Risk - Narrative (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Five Largest Customers | Accounts receivable | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	62.00%	68.00%